Note 18 - Property, Plant ad Equipment - Non-cash Items Excluded From Acquisition of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net property, plant and equipment included in prepayments	$ 338	$ (1,375)	$ (4,272)
Net property, plant and equipment included in trade and other payables	1,606	2,879	$ 2,039
Non-cash items excluded from property, plant and equipment [member]
Statement Line Items [Line Items]
Net property, plant and equipment included in prepayments	329	(4,445)
Net property, plant and equipment included in trade and other payables	583	(1,876)
Bilboes oxide project payable (note 29)	0	(872)
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 18)	(1,962)	468
Non-cash items excluded from property, plant and equipment	$ (1,050)	$ (6,725)